Commodity Derivative Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Unrealized losses	$ (112.5)	$ (269.6)
Commodity derivative gains (losses)	193.3	(61.0)
Commodity contracts
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Realized gains	245.7	43.4
Unrealized losses	(52.4)	(104.4)
Commodity derivative gains (losses)	$ 193.3	$ (61.0)